Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2016-2019) (Detail) - Plan 2016-19 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	682,307
- Granted			682,307
- Settled	(228,981)
- Expired	(59,354)
Amount at end of year	393,972		682,307
Expense recognized during the year | $	$ 59		$ 56
Fair value of shares on grant date (in dollars) | $ / shares		$ 16.99		$ 16.99